Related Party Transactions - Additional Information (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 08, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
KKR and its affiliates | Management Agreement
Related party transactions
Management fees		$ 20	$ 20	$ 20
KCM | Extend maturities
Related party transactions
Payment to related party		4	10	8
KCM | Placement agent
Related party transactions
Payment to related party		41
KCM | Underwriting commission
Related party transactions
Payment to related party			$ 7	$ 7
KCM | Reduction of interest rate
Related party transactions
Payment to related party	$ 3
KKR Credit | Principal payments | Line of credit
Related party transactions
Payment to related party		36
KKR Credit | Principal payments | Notes payable
Related party transactions
Payment to related party		109
KKR Credit | Interest and administrative fee payments [Member] | Line of credit
Related party transactions
Payment to related party		27
KKR Credit | Interest and administrative fee payments [Member] | Notes payable
Related party transactions
Payment to related party		$ 20